Comparative figures	12 Months Ended
Jun. 30, 2020
Comparative figures
Comparative figures

23    Comparative figures

The Group has initially applied IFRS 16 at July 1, 2019. Under the cumulative effect method, comparative information is not restated. Further details of the changes in accounting policies are disclosed in note 3.